Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Summarized Real Estate Secured Debt
The Company’s debt is summarized as follows:

Encumbered Property	September 30, 2020	December 31, 2019	Interest Rate		Maturity Date
KeyBank CMBS Loan (1)	$95,000,000	$95,000,000	3.89%		8/1/2026
KeyBank Florida CMBS Loan (2)	52,000,000	52,000,000	4.65%		5/1/2027
Midland North Carolina CMBS Loan (3)	46,591,442	47,048,287	5.31%		8/1/2024
Canadian CitiBank Loan (4)	83,274,660	85,500,660	2.73%		10/9/2021
CMBS SASB Loan (5)	235,000,000	235,000,000	3.15	% (11)	2/9/2022
CMBS Loan (6)	104,000,000	104,000,000	5.00%		2/1/2029
Secured Loan (7) (8)	85,512,000	85,512,000	3.00%		1/24/2022
Stoney Creek Loan (9)	5,446,364	5,591,950	4.65%		10/1/2021
Torbarrie Loan (10)	6,125,060	5,936,996	4.65%		9/1/2021
Ladera Office Loan	4,119,943	4,179,994	4.29%		11/1/2026
Premium on secured debt, net	494,168	592,505
Debt issuance costs, net	(4,774,227)	(7,629,390)

Total debt	$712,789,410	$712,733,002

(1)
This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments will be due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(2)
This fixed rate loan encumbers five properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments will be due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(3)
This fixed rate loan encumbers 11 self storage properties (Asheville I, Arden, Asheville II, Hendersonville I, Asheville III, Asheville IV, Asheville V, Asheville VI, Asheville VII, Asheville VIII, and Hendersonville II) with monthly interest only payments until September 2019, at which time both interest and principal payments became due monthly.

(4)
This variable rate loan encumbers 10 of our Canadian properties and the amounts shown above are in USD based on the foreign exchange rate in effect of the dates presented. We purchased interest rate caps that cap CDOR at 3.0% until October 15, 2021. The separate assets of these encumbered properties are not available to pay our other debts.

(5)
This variable rate loan encumbers 29 properties (Morrisville, Cary, Raleigh, Vallejo, Xenia, Sidney, Troy, Greenville, Washington Court House, Richmond, Connersville, Port St Lucie, Sacramento, Concord, Oakland, Wellington, Doral, Naples, Baltimore, Aurora, Jones Blvd - Las Vegas, Russell Rd - Las Vegas, Riverside, Stockton, Azusa, Romeoville, Elgin, San Antonio, Kingwood). The separate assets of these encumbered properties are not available to pay our other debts.

(6)
This fixed rate loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.

(7)
This variable rate loan encumbers 16 properties (Colorado Springs, Aurora, Phoenix, 3173 Sweeten Creek Rd—Asheville, Elk Grove, Garden Grove, Deaverview Rd - Asheville, Highland Center Blvd - Asheville, Sarasota, Mount Pleasant, Pembroke Pines, Riverview, Eastlake, McKinney, Hualapai Way - Las Vegas, Gilbert). The separate assets of these encumbered properties are not available to pay our other debts.

(8)
On January 29, 2019, we entered into a $161.2 million notional interest rate swap whereby LIBOR was fixed at approximately 2.6% until August 1, 2020. On October 29, 2019, in connection with the pay off of the Senior Term Loan, we terminated approximately $75.7 million of this interest rate swap which required a settlement payment of approximately $0.6 million. The remaining $85.5 million of the interest rate swap effectively fixed the interest rate on the Secured Loan at 5.1% until August 1, 2020. To continue hedging our interest rate risk related to this loan, we purchased an interest rate cap on August 3, 2020 with a notional amount of $80 million that effectively caps LIBOR at 0.5% through August 2, 2021.

(9)
This variable rate loan bears interest at a rate of 1.95% plus Royal Bank of Canada Prime Rate, which was approximately 2.45% as of September 30, 2020, and in no event shall the total interest rate fall below 4.65% per annum. The Stoney Creek loan was assumed in the SSGT Mergers and had a balance of approximately $5 million USD as of the SSGT Mergers date. The Stoney Creek loan is secured by a first lien deed of trust on the Stoney Creek property and all improvements thereto, is cross-collateralized with the Torbarrie property, and is guaranteed by the Company. The amounts shown above are in USD based on the foreign exchange rate in effect as of September 30, 2020.

(10)
This variable rate loan bears interest at a rate of 1.95% plus Royal Bank of Canada Prime Rate, which was approximately 2.45% as of September 30, 2020, and in no event shall the total interest rate fall below 4.65% per annum. The Torbarrie loan was assumed in the SSGT Mergers and had no outstanding balance as of the date of the SSGT Mergers. The Torbarrie loan is a construction loan and is secured by a first lien deed of trust on the Torbarrie property and all improvements thereto, is cross-collateralized with the Stoney Creek property, and is guaranteed by the Company. The amounts shown above are in USD based on the foreign exchange rate in effect as of September 30, 2020.

(11)
This loan incurs interest at LIBOR plus 3%, which resulted in an interest rate of 3.15% as of September 30, 2020. However, in June 2019, we purchased an interest rate swap whereby LIBOR is fixed at 1.79% though February 15, 2022, which results in an effective fixed interest rate of 4.79% on this loan.

The Company’s debt is summarized as follows:

Encumbered Property	December 31, 2019	December 31, 2018	Interest Rate	Maturity Date
KeyBank CMBS Loan (5)	$95,000,000	$95,000,000	3.89%	8/1/2026
KeyBank Florida CMBS Loan (6)	52,000,000	52,000,000	4.65%	5/1/2027
Midland North Carolina CMBS Loan (7)	47,048,287	47,249,999	5.31%	8/1/2024
Canadian CitiBank Loan (8)	85,500,660	72,846,480	4.24%	10/9/2020
CMBS SASB Loan (9)	235,000,000	—	4.76%	2/9/2022
CMBS Loan (10)	104,000,000	—	5.00%	2/1/2029
Secured Loan (11) (12)	85,512,000	—	4.26%	1/24/2022
Stoney Creek Loan (13)	5,591,950	—	5.90%	10/1/2021
Torbarrie Loan (14)	5,936,996	—	5.90%	9/1/2021
Ladera Office Loan	4,179,994	—	4.29%	11/1/2026
Raleigh/Myrtle Beach promissory note (1)	—	11,878,396	5.73%	N/A
Amended KeyBank Credit Facility (2)	—	98,782,500	5.00%	N/A
Oakland and Concord Loan (3)	—	19,483,127	3.95%	N/A
$11M KeyBank Subordinate Loan (4)	—	11,000,000	6.25%	N/A
Premium on secured debt, net	592,505	1,228,996
Debt issuance costs, net	(7,629,390)	(3,385,395)

Total debt	$712,733,002	$406,084,103

(1)
Fixed rate debt with principal and interest payments due monthly. This promissory note was encumbered by five properties, Morrisville, Cary, Raleigh, Myrtle Beach I, and Myrtle Beach II. This loan was repaid in conjunction with the SSGT Merger financing.

(2)
As of December 31, 2018, this facility encumbered 21 properties (Xenia, Sidney, Troy, Greenville, Washington Court House, Richmond, Connersville, Vallejo, Port St. Lucie I, Sacramento, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Baltimore, Aurora II, Plantation, Wellington, Naples, Port St. Lucie II, and Doral). This loan was repaid in conjunction with the SSGT Merger financing.

(3)
This loan was assumed during the acquisition of the Oakland and Concord properties, along with an interest rate swap with USAmeriBank that fixed the interest rate at 3.95%. This loan was repaid in conjunction with the SSGT Merger financing.

(4)
This variable rate loan encumbered 49% of the equity interest in the entities that own the 34 properties (the 29 properties encumbered by the KeyBank CMBS Loan and the five properties encumbered by the KeyBank Florida CMBS Loan), and was subordinate to the existing KeyBank CMBS Loan and KeyBank Florida CMBS Loan. This loan was repaid in conjunction with the SSGT Merger financing.

(5)
This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments will be due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(6)
This fixed rate loan encumbers
five
properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments will be due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(7)
This fixed rate loan encumbers 11 self storage properties (Asheville I, Arden, Asheville II, Hendersonville I, Asheville III, Asheville IV, Asheville V, Asheville VI, Asheville VII, Asheville VIII, and Hendersonville II) with monthly interest only payments until September 2019, at which time both interest and principal payments became due monthly.

(8)
This variable rate loan encumbers 10 of our Canadian properties and the amount shown above is in USD based on the foreign exchange rates in effect as of the dates presented. We have purchased interest rate caps that cap CDOR at 3.0% until October 15, 2021. The separate assets of these encumbered properties are not available to pay our other debts.

(9)
This variable rate loan encumbers our 29 properties (Morrisville, Cary, Raleigh, Vallejo, Xenia, Sidney, Troy, Greenville, Washington Court House, Richmond, Connersville, Port St Lucie, Sacramento, Concord, Oakland, Wellington, Doral, Naples, Baltimore, Aurora, Jones Blvd - Las Vegas, Russell Rd - Las Vegas, Riverside, Stockton, Azusa, Romeoville, Elgin, San Antonio, Kingwood). In June 2019, we purchased an interest rate swap whereby LIBOR is fixed at 1.79% though February 15, 2022. The separate assets of these encumbered properties are not available to pay our other debts.

(10)	This fixed rate loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, Nantucket Island).
(11)
This variable rate loan encumbers 16 properties (Colorado Springs, Aurora, Phoenix, 3173 Sweeten Creek Rd - Asheville, Elk Grove, Garden Grove, Deaverview Rd - Asheville, Highland Center Blvd - Asheville, Sarasota, Mount Pleasant, Pembroke Pines, Riverview, Eastlake, McKinney, Hualapai Way - Las Vegas, Gilbert). The separate assets of these encumbered properties are not available to pay our other debts.

(12)
On January 29, 2019, we entered into a $161.2 million notional interest rate swap whereby LIBOR was fixed at approximately 2.6% until August 1, 2020. On October 29, 2019, in connection with the pay off of the Senior Term Loan, we terminated approximately $75.7 million of this interest rate swap which required a settlement payment of approximately $0.6 million.

(13)
This variable rate loan bears interest at a rate of 1.95% plus Royal Bank of Canada Prime Rate, which was approximately 3.95% as of December 31, 2019, and in no event shall the total interest rate fall below 4.65% per annum. The Stoney Creek loan was assumed in the SSGT Mergers and had a balance of approximately $5 million USD as of the SSGT Mergers date. The Stoney Creek loan is secured by a first lien deed of trust on the Stoney Creek property and all improvements thereto, is cross-collateralized with the Torbarrie property, and is guaranteed by the Company. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2019.

(14)
This variable rate loan bears interest at a rate of 1.95% plus Royal Bank of Canada Prime Rate, which was approximately 3.95% as of December 31, 2019, and in no event shall the total interest rate fall below 4.65% per annum. The Torbarrie loan was assumed in the SSGT Mergers and had no outstanding balance as of the date of the SSGT Mergers. The Torbarrie loan is a construction loan, which allows for borrowings up to approximately $10.3 million CAD and is secured by a first lien deed of trust on the Torbarrie property and all improvements thereto, is cross-collateralized with the Stoney Creek property, and is guaranteed by the Company. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2019.

Summary of Merger Financings
On January 24, 2019, in conjunction with the SSGT Mergers, we, through certain wholly-owned special purpose entities, entered into various financings (“SSGT Merger Financings”), as follows:

Merger Financings	Principal Borrowing as of Merger Date
CMBS SASB Loan	$235,000,000
CMBS Loan	104,000,000
Secured Loan	89,178,000
Senior Term Loan	72,000,000

Total	$500,178,000

On January 24, 2019, in conjunction with the SSGT Mergers, we, through certain wholly-owned special purpose entities, entered into various financings (“SSGT Merger Financings”), as follows:

Merger Financings	Principal Borrowing as of Merger Date
CMBS SASB Loan	$235,000,000
CMBS Loan	104,000,000
Secured Loan	89,178,000
Senior Term Loan	72,000,000

Total	$500,178,000

Schedule of Payment Related to Merger Consideration and Repayment of Debt
The proceeds from the SSGT Merger Financings were primarily used to facilitate the SSGT Mergers as previously described, including the payment of the SSGT merger consideration and the repayment, in full, of certain of our debt, as follows:

Merger Financings	Principal Repaid
Raleigh/Myrtle Beach promissory note	$11,862,471
Amended KeyBank Credit Facility	98,782,500
Oakland and Concord loan	19,443,753
$11M KeyBank Subordinate Loan	11,000,000

Total	$141,088,724

The proceeds from the SSGT Merger Financings were primarily used to facilitate the SSGT Mergers as previously described, including the payment of the SSGT merger consideration and the repayment, in full, of certain of our debt, as follows:

Merger Financings	Principal Repaid
Raleigh/Myrtle Beach promissory note	$11,862,471
Amended KeyBank Credit Facility	98,782,500
Oakland and Concord loan	19,443,753
$11M KeyBank Subordinate Loan	11,000,000

Total	$141,088,724

Future Principal Payment Requirements on Outstanding Debt
The following table presents the future principal payment requirements on outstanding debt as of September 30, 2020:

2020	$184,142
2021	96,140,324
2022	323,426,408
2023	3,384,134
2024	47,043,621
2025 and thereafter	246,890,840

Total payments	717,069,469
Premium on secured debt, net	494,168
Debt issuance costs, net	(4,774,227)

Total	$712,789,410

The following table presents the future principal payment requirements on outstanding debt as of December 31, 2019:

2020	$86,208,937
2021	12,823,585
2022	323,426,829
2023	3,384,578
2024	47,035,146
2025 and thereafter	246,890,812

Total payments	719,769,887
Premium on secured debt, net	592,505
Debt issuance costs, net	(7,629,390)

Total	$712,733,002